Long-term bank loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term bank loans	$ 176,055,290		$ 160,017,898
Less: current portion of long term bank loans	(143,251,734)		(125,017,898)
Long-term bank loans	32,803,556		35,000,000
Restricted deposit, noncurrent	0		11,168,562
Real estate property under development securing long term loans			14,955,637
Land use right securing long-term bank loan	104,267,550		132,388,217
Loans payable, weighted average interest rate	6.29%		5.79%
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Restricted cash and cash equivalents	24,602,667
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	95.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	120.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans	14,761,600		77,320,818
Loan from ICBC [Member] | Loan from ICBC Due November 2, 2013 at 6.65% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	7,954,817	[1]
Maturity date	Nov. 02, 2013
Stated rate	6.15%
Loan from ICBC [Member] | Loan from ICBC Due October 18, 2013 at 6.40% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	33,092,037	[1]
Maturity date	Oct. 18, 2013
Stated rate	6.15%
Loan from ICBC [Member] | Loan from ICBC Due November 1, 2013 at 7.98% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	15,591,440	[1]
Maturity date	Nov. 01, 2013
Stated rate	7.38%
Loan from ICBC [Member] | Loan from ICBC, Due November 1, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	7,954,817	[1]
Maturity date	Nov. 01, 2013
Stated rate	7.68%
Loan from ICBC [Member] | Loan from ICBC, Due September 21, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	4,772,890	[1]
Maturity date	Sep. 21, 2013
Stated rate	7.68%
Loan from ICBC [Member] | Loan from ICBC, Due August 21, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	7,954,817	[1]
Maturity date	Aug. 21, 2013
Stated rate	7.68%
Loan from ICBC [Member] | Loan from ICBC, Due July 20, 2016 at 6.46% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	14,761,600	[2]	0	[2]
Maturity date	Jul. 20, 2016
Stated rate	6.46%
Loan from Agricultural Bank of China (Singapore) [Member]
Debt Instrument [Line Items]
Long-term bank loans	25,000,000		25,000,000
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from Agricultural Bank of China (Singapore) Due July 12, 2014, at 2.40% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	15,000,000	[3]	15,000,000	[3]
Maturity date	Jul. 12, 2014
Interest rate, additional rate over LIBOR	2.40%
Restricted cash and cash equivalents	18,041,956		17,500,597
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from Agricultural Bank of China (Singapore), Due September 10, 2014, at 2.00% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[3]	10,000,000	[3]
Maturity date	Sep. 10, 2014
Interest rate, additional rate over LIBOR	2.00%
Restricted cash and cash equivalents	11,317,227		10,977,647
Loan from ICBC (Thai) Public Company Limited [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000		10,000,000
Loan from ICBC (Thai) Public Company Limited [Member] | Loan from ICBC (Thai) Public Company Limited, Due November 29, 2014, at 2.10% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[4]	10,000,000	[4]
Maturity date	Nov. 29, 2014
Interest rate, additional rate over LIBOR	2.10%
Restricted cash and cash equivalents	11,514,048
Restricted deposit, noncurrent			11,168,562
Loan from Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	36,083,911		38,342,216
Loan from Agricultural Bank of China [Member] | Loan from China Agriculture Bank Due April 23, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	13,364,092	[1]
Maturity date	Apr. 23, 2013
Stated rate	5.84%
Loan from Agricultural Bank of China [Member] | Loan from China Agriculture Bank Due May 5, 2013, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	12,886,803	[1]
Maturity date	May 05, 2013
Stated rate	6.15%
Loan from Agricultural Bank of China [Member] | Loan from China Agriculture Bank Due May 19, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	12,091,321	[1]
Maturity date	May 19, 2013
Stated rate	5.84%
Loan from Agricultural Bank of China [Member] | Loan from China Agriculture Bank, Due December 20, 2014, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	4,920,533		0
Maturity date	Dec. 20, 2014
Stated rate	6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due April 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	8,200,889	[2]	0	[2]
Maturity date	Apr. 30, 2015
Stated rate	6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due May 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	6,560,711	[2]	0	[2]
Maturity date	May 30, 2015
Stated rate	6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due June 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	16,401,778	[2]	0	[2]
Maturity date	Jun. 30, 2015
Stated rate	6.77%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans	57,406,223		0
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due June 20, 2015, at 7.07% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	57,406,223	[2]	0	[2]
Maturity date	Jun. 20, 2015
Stated rate	7.07%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	32,803,556		9,354,864
Loan from Bank of China [Member] | Loan from Bank of China, Due May 26, 2013, at 7.07% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[1]	9,354,864	[1]
Maturity date	May 26, 2013
Stated rate	7.07%
Loan from Bank of China [Member] | Loan from Bank of China, Due December 30, 2015, at 8.45% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	$ 32,803,556	[5]	$ 0	[5]
Maturity date	Dec. 30, 2015
Stated rate	8.45%

[1]	These loans were paid in full during 2013 at their respective maturity dates.
[2]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate property under development, the Group has an obligation to repay the loan before the maturity date. Therefore, these loans have been classified as current liabilities as of December 31, 2013.
[3]	Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$18,041,956(2012: US$17,500,597) and US$11,317,227 (2012: US$10,977,647), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2013 and December 31, 2012.
[4]	Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,514,048(2012: US$11,168,562). This deposit is classified as restricted deposit on the consolidated balance sheets as of December 31, 2013 and December 31, 2012, respectively.
[5]	Pursuant to the loan contract with Bank of China, the long-term loans amounting to US$32,803,556 is secured by the 100% equity interest of Henan Wanzhuo and Jiantou Xinyuan.